SCHEDULE OF INVESTMENTS

Ivy Global Growth Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Consumer Discretionary – 0.8%
Magazine Luiza S.A.(A)	607	$7,170

Financials – 0.1%
XP, Inc., Class A(A)	33	1,269

Total Brazil - 0.9%		$8,439

Canada
Consumer Staples – 2.5%
Alimentation Couche-Tard, Inc., Class B	779	24,734
Energy – 1.5%
Canadian Natural Resources Ltd.	461	14,907

Total Canada - 4.0%		$39,641

China
Communication Services – 1.1%
Tencent Holdings Ltd.	217	10,474

Consumer Discretionary – 1.6%
Alibaba Group Holding Ltd. ADR(A)	76	16,029

Financials – 2.6%
Ping An Insurance (Group) Co. of China Ltd., H Shares	2,093	24,732

Information Technology – 1.0%
Baidu.com, Inc. ADR(A)	80	10,101

Total China - 6.3%		$61,336

France
Communication Services – 1.6%
Ubisoft Entertainment S.A.(A)	228	15,742

Consumer Discretionary – 0.6%
LVMH Moet Hennessy - Louis Vuitton	13	5,924

Energy – 1.5%
Total S.A. ADR	258	14,272

Industrials – 7.0%
Airbus SE	347	50,740
Schneider Electric S.A.	167	17,129
		67,869

Total France - 10.7%		$103,807

Germany
Financials – 1.2%
Deutsche Boerse AG	75	11,744

Information Technology – 2.5%
Infineon Technologies AG	1,074	24,023

Total Germany - 3.7%		$35,767

Hong Kong
Consumer Discretionary – 1.0%
Galaxy Entertainment Group	1,244	9,164

Financials – 1.3%
AIA Group Ltd.	1,174	12,329

Total Hong Kong - 2.3%		$21,493

India
Energy – 1.7%
Reliance Industries Ltd.	769	16,317

Financials – 1.2%
HDFC Bank Ltd.	622	11,088

Total India - 2.9%		$27,405

Italy
Consumer Discretionary – 2.5%
Ferrari N.V.	144	23,898

Total Italy - 2.5%		$23,898

Japan
Consumer Discretionary – 1.0%
Isuzu Motors Ltd.	870	10,256

Industrials – 2.7%
Daikin Industries Ltd.	47	6,585
Recruit Holdings Co. Ltd.	521	19,433
		26,018

Total Japan - 3.7%		$36,274

Netherlands
Consumer Staples – 1.4%
Heineken N.V.	125	13,320

Industrials – 1.7%
Koninklijke Philips Electronics N.V., Ordinary Shares	340	16,575

Information Technology – 0.8%
ASML Holding N.V., NY Registry Shares	26	7,733

Total Netherlands - 3.9%		$37,628

Switzerland
Consumer Staples – 1.2%
Nestle S.A., Registered Shares	107	11,526

Health Care – 0.9%
Alcon, Inc.(A)	153	8,647

Industrials – 1.2%
Ferguson plc	131	11,852

Total Switzerland - 3.3%		$32,025

Taiwan
Information Technology – 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	233	13,525

Total Taiwan - 1.4%		$13,525

United Kingdom
Consumer Discretionary – 0.5%
Compass Group plc	196	4,917

Consumer Staples – 1.4%
Diageo plc	318	13,489

Financials – 2.1%
Prudential plc	1,086	20,843

Health Care – 1.7%
AstraZeneca plc	107	10,739
AstraZeneca plc ADR	121	6,039
		16,778

Total United Kingdom - 5.7%		$56,027

United States
Communication Services – 1.5%
Facebook, Inc., Class A(A)	70	14,359

Consumer Discretionary – 7.5%
Amazon.com, Inc.(A)	25	45,427
Dollar General Corp.	120	18,698
Home Depot, Inc. (The)	41	8,972
		73,097

Energy – 0.8%
ConocoPhillips	119	7,753

Financials – 6.3%
CME Group, Inc.	48	9,576
Fidelity National Information Services, Inc.	125	17,446
Goldman Sachs Group, Inc. (The)	58	13,443
KeyCorp	564	11,414
SVB Financial Group(A)	36	9,045
		60,924

Health Care – 8.8%
Abbott Laboratories	224	19,445
HCA Holdings, Inc.	82	12,174
Johnson & Johnson	167	24,391
Thermo Fisher Scientific, Inc.	89	28,972
		84,982

Industrials – 3.1%
Eaton Corp.	139	13,170
Northrop Grumman Corp.	49	16,850
		30,020

Information Technology – 17.5%
Adobe, Inc.(A)	61	20,207
Ambarella, Inc.(A)	233	14,109
Garter, Inc., Class A(A)	68	10,414
MasterCard, Inc., Class A	60	17,867
Microsoft Corp.	261	41,141
PayPal, Inc.(A)	156	16,894
VeriSign, Inc.(A)	48	9,251
Visa, Inc., Class A	191	35,797
Western Digital Corp.	61	3,901
		169,581

Total United States - 45.5%		$440,716

TOTAL COMMON STOCKS – 96.8%		$937,981
(Cost: $646,622)

SHORT-TERM SECURITIES
Money Market Funds (B) – 3.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	29,964	29,964

TOTAL SHORT-TERM SECURITIES – 3.1%		$29,964
(Cost: $29,964)

TOTAL INVESTMENT SECURITIES – 99.9%		$967,945
(Cost: $676,586)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		712

NET ASSETS – 100.0%		$968,657

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$40,575	$—	$—
Consumer Discretionary	116,301	34,154	—
Consumer Staples	51,543	11,526	—
Energy	53,249	—	—
Financials	131,185	11,744	—
Health Care	101,760	8,647	—
Industrials	126,316	26,018	—
Information Technology	200,940	24,023	—
Total Common Stocks	$821,869	$116,112	$—

Short-Term Securities	29,964	—	—
Total	$851,833	$116,112	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$676,586

Gross unrealized appreciation	298,966

Gross unrealized depreciation	(7,607)

Net unrealized appreciation	$291,359